Quarterly Report
January 31, 2020
MFS®  Emerging Markets Debt Local Currency Fund

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 94.4%
Brazil – 11.0%
Banco BTG Pactual S.A. (Cayman Islands), 4.5%, 1/10/2025 (n)		$1,309,000	$1,348,270
BRF S.A., 4.875%, 1/24/2030 (n)		1,160,000	1,187,260
Centrais Eletricas Brasileiras S.A., 3.625%, 2/04/2025 (n)		497,000	500,365
Centrais Eletricas Brasileiras S.A., 4.625%, 2/04/2030 (n)		707,000	711,949
Federative Republic of Brazil, 0%, 4/01/2020	BRL	59,084,000	13,705,800
Federative Republic of Brazil, 0%, 10/01/2020		15,225,000	3,458,280
Federative Republic of Brazil, 6%, 5/15/2025		12,903,622	3,502,380
Federative Republic of Brazil, Inflation Linked Bond, 6%, 8/15/2024		24,737,719	6,647,988
Federative Republic of Brazil, Inflation Linked Bond, 6%, 8/15/2028		23,097,121	6,617,979
Globo Comunicacoes e Participacoes S.A., 4.875%, 1/22/2030 (n)		$1,232,000	1,257,281
Rede D'Or Finance S.à r.l., 4.5%, 1/22/2030 (n)		1,087,000	1,093,522
			$40,031,074
Chile – 5.6%
AES Gener S.A., 6.35%, 10/07/2079 (n)		$1,302,000	$1,359,939
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)		1,256,000	1,265,420
Empresa Electrica Cochrane S.p.A., 5.5%, 5/14/2027 (n)		334,000	348,613
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		956,000	966,516
Inversiones CMPC S.A., 3.85%, 1/13/2030 (n)		1,182,000	1,208,595
Republic of Chile, 4%, 3/01/2023	CLP	5,135,000,000	6,846,239
Republic of Chile, 4.7%, 9/01/2030		3,900,000,000	5,407,692
Republic of Chile, 5%, 3/01/2035		2,020,000,000	2,932,443
			$20,335,457
China – 0.1%
Prosus N.V., 3.68%, 1/21/2030 (n)		$437,000	$451,657
Colombia – 5.6%
Empresas Publicas de Medellin, 8.375%, 11/08/2027 (n)	COP	4,009,000,000	$1,246,322
GeoPark Ltd., 5.5%, 1/17/2027 (n)		$910,000	907,725
Grupo Aval Ltd., 4.375%, 2/04/2030 (n)		757,000	765,895
Republic of Colombia, “B”, 6%, 4/28/2028	COP	6,966,800,000	2,082,723
Republic of Colombia, Inflation Linked Bond, 3.5%, 5/07/2025		47,834,659,426	15,238,945
			$20,241,610
Cote d'Ivoire – 0.9%
Republic of Cote d'Ivoire, 5.25%, 3/22/2030 (n)	EUR	767,000	$882,540
Republic of Cote d'Ivoire, 6.125%, 6/15/2033		$1,300,000	1,332,188
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)	EUR	1,009,000	1,198,146
			$3,412,874
Czech Republic – 0.2%
Czech Republic, 2%, 10/13/2033	CZK	11,360,000	$535,548
Dominican Republic – 0.4%
Dominican Republic, 4.5%, 1/30/2030 (n)		$1,382,000	$1,380,618
Egypt – 0.5%
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		$1,550,000	$1,734,915
Gabon – 0.3%
Gabonese Republic, 6.625%, 2/06/2031 (n)		$991,000	$997,151
Hungary – 1.8%
Republic of Hungary, 5.5%, 6/24/2025	HUF	1,661,720,000	$6,692,726

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
India – 2.1%
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)		$1,263,000	$1,355,199
Government of India, 7.16%, 5/20/2023	INR	250,000,000	3,591,937
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030 (n)		$849,000	850,194
ReNew Power Private Ltd., 5.875%, 3/05/2027 (n)		773,000	775,898
Shriram Transport Finance, 5.1%, 7/16/2023 (n)		1,169,000	1,172,577
			$7,745,805
Indonesia – 10.2%
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		$794,000	$765,510
Republic of Indonesia, 7%, 5/15/2027	IDR	97,684,000,000	7,305,876
Republic of Indonesia, 9%, 3/15/2029		35,368,000,000	2,952,729
Republic of Indonesia, 7%, 9/15/2030		53,810,000,000	4,049,050
Republic of Indonesia, 8.75%, 5/15/2031		24,267,000,000	2,017,777
Republic of Indonesia, 7.5%, 8/15/2032		54,135,000,000	4,043,772
Republic of Indonesia, 7.5%, 5/15/2038		186,333,000,000	13,622,437
Republic of Indonesia, 8.375%, 4/15/2039		27,099,000,000	2,165,300
			$36,922,451
Israel – 0.2%
Bank Leumi le-Israel B.M., 3.275%, 1/29/2031 (n)		$679,000	$679,000
Kenya – 0.4%
Republic of Kenya, 7%, 5/22/2027 (n)		$1,354,000	$1,438,121
Malaysia – 5.8%
Government of Malaysia, 3.882%, 3/10/2022	MYR	29,660,000	$7,388,866
Government of Malaysia, 3.955%, 9/15/2025		14,033,000	3,586,919
Government of Malaysia, 4.232%, 6/30/2031		38,031,000	10,108,126
			$21,083,911
Mexico – 7.7%
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	10,559,900	$496,195
Petroleos Mexicanos, 5.5%, 6/27/2044		$2,831,000	2,639,908
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)	MXN	14,288,100	767,262
United Mexican States, 8.5%, 5/31/2029		163,220,000	9,742,927
United Mexican States, 8%, 11/07/2047		242,140,000	14,442,029
			$28,088,321
Montenegro – 0.3%
Republic of Montenegro, 2.55%, 10/03/2029 (n)	EUR	857,000	$957,679
Nigeria – 0.0%
Afren PLC, 10.25%, 4/08/2020 (a)(d)		$693,819	$569
Peru – 3.5%
Banco de Credito del Peru, 4.85%, 10/30/2020 (n)	PEN	913,000	$271,797
Banco de Credito del Peru, 4.65%, 9/17/2024 (z)		10,403,000	3,126,123
Camposol S.A., 6%, 2/03/2027 (n)		$693,000	702,702
Peru LNG, 5.375%, 3/22/2030		1,360,000	1,327,775
Republic of Peru, 6.9%, 8/12/2037	PEN	15,345,000	5,614,007
Republic of Peru, 5.35%, 8/12/2040		5,820,000	1,797,328
			$12,839,732
Poland – 3.9%
Government of Poland, 2.5%, 7/25/2026	PLN	18,977,000	$5,033,189
Government of Poland, 2.75%, 4/25/2028		7,959,000	2,145,996
Government of Poland, 5.75%, 4/25/2029		20,284,000	6,875,373
			$14,054,558

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Romania – 2.5%
Republic of Romania, 4.75%, 2/24/2025	RON	20,395,000	$4,910,405
Republic of Romania, 5.8%, 7/26/2027		12,800,000	3,288,194
Republic of Romania, 2%, 1/28/2032 (n)	EUR	809,000	923,291
			$9,121,890
Russia – 6.5%
Russian Federation, 2.5%, 2/02/2028	RUB	184,403,096	$2,831,912
Russian Federation, 7.7%, 3/23/2033		484,174,000	8,523,734
Russian Federation, 7.25%, 5/10/2034		719,463,000	12,242,827
			$23,598,473
Saudi Arabia – 0.2%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/2023		$858,000	$877,166
South Africa – 12.1%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		$1,230,000	$1,246,937
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.85%, 4/02/2026	ZAR	36,000,000	2,252,090
Republic of South Africa, 10.5%, 12/21/2026		237,760,000	17,867,842
Republic of South Africa, 8%, 1/31/2030		149,354,000	9,312,105
Republic of South Africa, 7%, 2/28/2031		194,391,000	11,001,480
Transnet SOC Ltd. (Republic of South Africa), 9.5%, 5/13/2021		22,700,000	1,566,644
Transnet SOC Ltd. (Republic of South Africa), 9.5%, 5/13/2021 (n)		9,960,000	687,391
			$43,934,489
Sri Lanka – 0.8%
Republic of Sri Lanka, 6.75%, 4/18/2028		$1,400,000	$1,350,929
Republic of Sri Lanka, 7.85%, 3/14/2029 (n)		1,372,000	1,392,525
			$2,743,454
Supranational – 0.4%
West African Development Bank, 4.7%, 10/22/2031 (n)		$1,364,000	$1,428,954
Thailand – 4.5%
Kingdom of Thailand, 3.775%, 6/25/2032	THB	402,431,000	$16,176,169
Turkey – 4.2%
Republic of Turkey, 10.7%, 2/17/2021	TRY	20,482,000	$3,453,166
Republic of Turkey, 8.8%, 9/27/2023		57,238,000	9,277,056
Republic of Turkey, 5.125%, 2/17/2028		$2,386,000	2,389,102
			$15,119,324
Ukraine – 0.9%
Government of Ukraine, 4.375%, 1/27/2030 (n)	EUR	497,000	$547,053
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		$1,153,000	1,142,911
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		1,308,000	1,392,458
			$3,082,422
United Arab Emirates – 0.3%
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)		$1,080,000	$1,127,444
Uruguay – 1.2%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	182,785,000	$4,297,529
Vietnam – 0.3%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		$1,079,000	$1,112,882
Total Bonds			$342,243,973

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 0.0%
Canada – 0.0%
Frontera Energy Corp.	16,374	$115,437
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Special Products & Services – 0.1%
iShares MSCI Emerging Markets ETF	Put	Goldman Sachs International	$16,844,000	4,000	$368,000
Issuer	Shares/Par
Investment Companies (h) – 4.1%
Money Market Funds – 4.1%
MFS Institutional Money Market Portfolio, 1.62% (v)	14,940,701	$14,942,195

Other Assets, Less Liabilities – 1.4%		4,918,302
Net Assets – 100.0%		$362,587,907
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $14,942,195 and $342,727,410, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $39,160,636, representing 10.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Banco de Credito del Peru, 4.65%, 9/17/2024	9/12/2019	$3,112,248	$3,126,123
% of Net assets			0.9%
The following abbreviations are used in this report and are defined:
BZDIOVRA	Brazil Interbank Deposit Rate
COLIBOR	Columbia Interbank Offered Rate
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
JIBAR	Johannesburg Interbank Agreed Rate
PRIBOR	Prague Interbank Offered Rate
THBFIX	Thai Baht Floating Rate Fixed
WIBOR	Warsaw Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint

Portfolio of Investments (unaudited) – continued
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 1/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CZK	3,204,000	USD	139,327	Morgan Stanley Capital Services, Inc.	2/28/2020	$1,552
EGP	54,998,000	USD	3,354,743	Barclays Bank PLC	2/05/2020	125,063
EGP	57,983,000	USD	3,573,683	Citibank N.A.	5/04/2020	88
EGP	2,985,000	USD	184,944	JPMorgan Chase Bank N.A.	2/05/2020	3,921
EUR	659,487	USD	728,837	State Street Bank Corp.	2/28/2020	3,641
HUF	1,654,408,000	USD	5,394,939	State Street Bank Corp.	2/28/2020	48,543
IDR	49,708,168,000	USD	3,638,425	Barclays Bank PLC	2/04/2020	1,865
IDR	219,906,086,000	USD	16,061,281	JPMorgan Chase Bank N.A.	2/04/2020	43,156
IDR	8,990,486,763	USD	655,331	JPMorgan Chase Bank N.A.	2/18/2020	2,269
IDR	4,959,679,000	USD	360,520	JPMorgan Chase Bank N.A.	4/13/2020	479
KZT	1,358,522,000	USD	3,399,279	Deutsche Bank AG	6/19/2020	83,008
MXN	19,915,000	USD	1,036,786	Brown Brothers Harriman	2/28/2020	13,584
MXN	6,720,000	USD	351,829	Deutsche Bank AG	2/28/2020	2,602
MXN	234,651,005	USD	12,079,934	HSBC Bank	2/28/2020	296,192
PHP	166,809,160	USD	3,258,628	Deutsche Bank AG	4/08/2020	15,729
PHP	50,213,004	USD	982,277	JPMorgan Chase Bank N.A.	4/08/2020	3,372
TRY	1,086,000	USD	179,820	Goldman Sachs International	2/28/2020	600
USD	225,622	AUD	328,000	Deutsche Bank AG	2/28/2020	5,965
USD	6,947,912	AUD	10,162,000	Merrill Lynch International	2/28/2020	142,559
USD	146,577	AUD	217,000	UBS AG	2/28/2020	1,255
USD	7,068,900	BRL	29,651,621	Banco Santander S.A.	2/04/2020	145,157
USD	13,674,240	BRL	58,382,170	Barclays Bank PLC	2/04/2020	41,828
USD	10,338,270	BRL	42,410,416	JPMorgan Chase Bank N.A.	2/04/2020	435,312
USD	1,607,467	BRL	6,839,934	JPMorgan Chase Bank N.A.	4/02/2020	15,166
USD	3,465,635	CAD	4,585,000	JPMorgan Chase Bank N.A.	2/28/2020	1,216
USD	96,991	CAD	127,000	State Street Bank Corp.	2/28/2020	1,030
USD	1,549,424	CLP	1,191,506,880	Barclays Bank PLC	2/10/2020	60,686
USD	3,801,982	EUR	3,416,000	Deutsche Bank AG	2/28/2020	7,905
USD	839,123	EUR	753,000	Goldman Sachs International	2/28/2020	2,782
USD	235,976	EUR	212,000	HSBC Bank	2/28/2020	512
USD	125,766	EUR	113,000	Merrill Lynch International	2/28/2020	259
USD	167,782	EUR	150,000	Morgan Stanley Capital Services, Inc.	2/28/2020	1,180
USD	17,039,773	EUR	15,312,178	State Street Bank Corp.	2/28/2020	32,869
USD	617,017	HUF	181,488,000	Morgan Stanley Capital Services, Inc.	2/28/2020	19,869
USD	3,633,300	INR	258,890,791	JPMorgan Chase Bank N.A.	3/16/2020	20,912

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	2,057,000	PEN	6,955,746	Citibank N.A.	2/10/2020	$3,176
USD	6,967,166	SGD	9,387,000	Goldman Sachs International	2/28/2020	88,051
USD	3,608,844	SGD	4,875,000	Merrill Lynch International	2/28/2020	36,277
USD	3,432,540	THB	103,800,000	JPMorgan Chase Bank N.A.	3/16/2020	116,511
USD	7,355,086	TWD	218,424,000	Barclays Bank PLC	4/21/2020	104,519
USD	7,181,611	TWD	213,933,000	JPMorgan Chase Bank N.A.	3/18/2020	89,303
USD	16,523,271	ZAR	248,171,908	Merrill Lynch International	2/28/2020	40,315
						$2,060,278
Liability Derivatives
BRL	29,651,621	USD	6,944,987	Banco Santander S.A.	2/04/2020	$(21,244)
BRL	58,382,170	USD	13,662,081	Barclays Bank PLC	2/04/2020	(29,668)
BRL	5,428,000	USD	1,263,678	Goldman Sachs International	4/02/2020	(67)
BRL	42,410,417	USD	9,943,312	JPMorgan Chase Bank N.A.	2/04/2020	(40,352)
CLP	4,164,316,755	USD	5,399,228	Barclays Bank PLC	3/17/2020	(198,717)
CLP	403,933,000	USD	528,376	Goldman Sachs International	2/10/2020	(23,679)
CNH	24,910,000	USD	3,609,099	JPMorgan Chase Bank N.A.	4/16/2020	(58,567)
CNH	50,179,000	USD	7,301,713	State Street Bank Corp.	2/28/2020	(139,449)
COP	2,385,185,400	USD	724,100	Barclays Bank PLC	4/13/2020	(29,672)
COP	19,946,377,420	USD	6,076,329	Goldman Sachs International	4/13/2020	(269,100)
COP	1,503,570,000	USD	440,800	JPMorgan Chase Bank N.A.	4/13/2020	(3,048)
CZK	553,022,284	USD	24,362,913	Citibank N.A.	2/28/2020	(46,659)
EUR	440,988	USD	491,128	Morgan Stanley Capital Services, Inc.	2/28/2020	(1,332)
HUF	504,339,000	USD	1,690,962	Citibank N.A.	2/28/2020	(31,540)
HUF	57,451,412	USD	193,202	HSBC Bank	2/28/2020	(4,170)
KRW	4,159,905,000	USD	3,606,896	JPMorgan Chase Bank N.A.	4/16/2020	(111,461)
MXN	6,841,000	USD	361,279	State Street Bank Corp.	2/28/2020	(467)
MYR	6,389,531	USD	1,570,025	Barclays Bank PLC	3/24/2020	(13,111)
PEN	9,726,423	USD	2,904,190	Barclays Bank PLC	2/10/2020	(32,267)
PEN	5,838,889	USD	1,738,317	Citibank N.A.	2/10/2020	(14,267)
PHP	183,321,426	USD	3,609,400	Deutsche Bank AG	4/08/2020	(10,919)
PLN	810,000	USD	210,818	Brown Brothers Harriman	2/28/2020	(1,737)
PLN	1,383,000	USD	362,279	Deutsche Bank AG	2/28/2020	(5,292)
PLN	84,867,450	USD	21,969,864	State Street Bank Corp.	2/28/2020	(63,443)
PLN	1,506,000	USD	396,015	UBS AG	2/28/2020	(7,279)
RUB	89,050,966	USD	1,424,107	Barclays Bank PLC	3/27/2020	(39,588)
RUB	78,367,000	USD	1,253,786	Goldman Sachs International	3/27/2020	(35,376)
RUB	12,327,000	USD	197,104	JPMorgan Chase Bank N.A.	3/10/2020	(5,103)
RUB	539,606,743	USD	8,626,117	JPMorgan Chase Bank N.A.	3/27/2020	(236,590)
SGD	14,117,000	USD	10,393,728	HSBC Bank	2/28/2020	(48,306)
SGD	146,000	USD	107,839	State Street Bank Corp.	2/28/2020	(845)
THB	644,024,815	USD	21,334,793	JPMorgan Chase Bank N.A.	3/16/2020	(760,564)
TRY	48,840,553	USD	8,248,542	Merrill Lynch International	2/28/2020	(134,539)
TWD	105,652,000	USD	3,547,750	JPMorgan Chase Bank N.A.	3/18/2020	(45,175)
ZAR	12,823,000	USD	889,361	Brown Brothers Harriman	2/28/2020	(37,690)
ZAR	5,246,000	USD	361,469	Deutsche Bank AG	2/28/2020	(13,043)
ZAR	21,715,000	USD	1,482,128	Goldman Sachs International	2/28/2020	(39,872)
ZAR	12,866,000	USD	897,059	State Street Bank Corp.	2/28/2020	(42,531)
USD	3,327,600	CLP	2,703,675,000	Banco Santander S.A.	4/02/2020	(48,271)
USD	6,149,438	CZK	140,730,000	Citibank N.A.	2/28/2020	(38,426)
USD	1,189,898	CZK	27,345,583	Merrill Lynch International	2/28/2020	(12,480)
USD	4,377,004	CZK	100,358,000	UBS AG	2/28/2020	(35,713)
USD	3,668,649	EGP	57,983,000	Citibank N.A.	2/05/2020	(23)
USD	1,903,198	EUR	1,714,000	Deutsche Bank AG	2/28/2020	(505)
USD	3,611,200	IDR	49,708,168,000	Barclays Bank PLC	2/04/2020	(29,091)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	16,089,336	IDR	219,906,086,000	JPMorgan Chase Bank N.A.	2/04/2020	$(15,100)
USD	1,695,516	IDR	23,423,556,000	JPMorgan Chase Bank N.A.	2/18/2020	(17,775)
USD	769,298	PEN	2,626,000	Barclays Bank PLC	2/10/2020	(6,081)
USD	3,629,050	PHP	185,263,000	JPMorgan Chase Bank N.A.	4/08/2020	(7,543)
USD	2,344,833	RON	10,124,988	JPMorgan Chase Bank N.A.	2/28/2020	(3,575)
USD	3,497,737	TRY	21,131,291	State Street Bank Corp.	2/28/2020	(12,857)
						$(2,824,169)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	31	$6,017,969	March – 2020	$(86,021)
U.S. Treasury Ultra Note 10 yr	Short	USD	129	18,789,656	March – 2020	(382,155)
						$(468,176)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
1/03/22	BRL	117,269,000	centrally cleared	4.4% FLR (Daily BZDIOVRA)/Daily	5.025%/At Maturity	$26,013	$—	$26,013
1/02/25	BRL	51,666,000	centrally cleared	6.25%/At Maturity	4.4% FLR (Daily BZDIOVRA)/Daily	87,417	—	87,417
1/02/25	BRL	61,592,000	centrally cleared	4.1697%/At Maturity	4.4% FLR (Daily BZDIOVRA)/Daily	34,991	—	34,991
5/14/21	CZK	291,911,000	centrally cleared	2.22%/Annually	2.23% FLR (6 month PRIBOR)/Semi-annually	146,558	—	146,558
2/12/22	CZK	431,056,000	centrally cleared	1.915%/Annually	2.18% FLR (6 month PRIBOR)/Semi-annually	93,386	—	93,386
9/11/29	CZK	47,466,000	centrally cleared	2.16% FLR (6 month PRIBOR)/Semi-annually	1.345%/Annually	45,042	—	45,042
9/17/29	CZK	47,616,000	centrally cleared	2.16% FLR (6 month PRIBOR)/Semi-annually	1.435%/Annually	18,240	—	18,240
7/18/21	PLN	64,600,000	centrally cleared	1.75%/Annually	1.79% FLR (6 month WIBOR)/Semi-annually	139,361	—	139,361
7/23/22	PLN	64,600,000	centrally cleared	1.73%/Annually	1.69% FLR (6 month WIBOR)/Semi-annually	123,484	—	123,484
9/12/29	PLN	7,936,000	centrally cleared	1.79% FLR (6 month WIBOR)/Semi-annually	1.805%/Annually	9,535	—	9,535

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives − continued
Interest Rate Swaps − continued
9/19/29	PLN	10,639,000	centrally cleared	1.79% FLR (6 month WIBOR)/Semi-annually	1.85%/Annually	$1,553	$—	$1,553
10/24/22	ZAR	101,147,000	centrally cleared	6.59%/Quarterly	6.558% FLR (3 month JIBAR)/Quarterly	40,624	—	40,624
						$766,204	$—	$766,204
Liability Derivatives
Interest Rate Swaps
1/03/22	BRL	116,843,000	centrally cleared	4.4% FLR (Daily BZDIOVRA)/Daily	4.965%/At Maturity	$(4,938)	$—	$(4,938)
12/05/21	CLP	5,513,593,000	centrally cleared	1.7182% FLR (6 month COLIBOR)/Semi-annually	2.02%/Annually	(30,904)	—	(30,904)
12/20/21	CLP	5,348,877,000	centrally cleared	1.74% FLR (6 month COLIBOR)/Semi-annually	1.795%/Annually	(2,068)	—	(2,068)
10/09/21	CZK	300,000,000	centrally cleared	1.97%/Annually	2.2% FLR (6 month PRIBOR)/Semi-annually	(43,983)	—	(43,983)
						$(81,893)	$—	$(81,893)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
5/02/29	THB	100,491,000	JPMorgan Chase Bank N.A.	2.175%/Annually	1.4123% FLR (6 month THBFIX)/Semi-annually	$271,286	$—	$271,286
5/07/29	THB	102,901,000	JPMorgan Chase Bank N.A.	2.16%/Annually	1.3571% FLR (6 month THBFIX)/Semi-annually	274,701	—	274,701
7/17/29	THB	100,000,000	JPMorgan Chase Bank N.A.	1.725%/Annually	1.1209% FLR (6 month THBFIX)/Semi-annually	137,974	—	137,974
8/08/29	THB	104,143,000	JPMorgan Chase Bank N.A.	1.37%/Annually	1.3343% FLR (6 month THBFIX)/Semi-annually	35,411	—	35,411
9/05/29	THB	25,000,000	JPMorgan Chase Bank N.A.	1.325%/Annually	1.325% FLR (6 month THBFIX)/Semi-annually	5,207	—	5,207
10/25/29	THB	52,000,000	JPMorgan Chase Bank N.A.	1.54%/Annually	1.4384% FLR (6 month THBFIX)/Semi-annually	43,358	—	43,358
						$767,937	$—	$767,937

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
6/28/24	COP	10,700,000,000	Goldman Sachs & Company	4.109% FLR (6 month COLIBOR)/Semi-annually	4.555%/Annually	$(2,243)	$—	$(2,243)
7/03/24	COP	5,350,000,000	JPMorgan Chase Bank N.A.	4.114% FLR (6 month COLIBOR)/Semi-annually	4.57%/Annually	(1,948)	—	(1,948)
						$(4,191)	$—	$(4,191)
At January 31, 2020, the fund had cash collateral of $1,892,200 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$483,437	$—	$—	$483,437
Non - U.S. Sovereign Debt	—	317,286,796	—	317,286,796
Foreign Bonds	—	24,957,177	—	24,957,177
Mutual Funds	14,942,195	—	—	14,942,195
Total	$15,425,632	$342,243,973	$—	$357,669,605
Other Financial Instruments
Futures Contracts – Liabilities	$(468,176)	$—	$—	$(468,176)
Forward Foreign Currency Exchange Contracts – Assets	—	2,060,278	—	2,060,278
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,824,169)	—	(2,824,169)
Swap Agreements – Assets	—	1,534,141	—	1,534,141
Swap Agreements – Liabilities	—	(86,084)	—	(86,084)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$35,706,059	$37,339,142	$58,100,086	$(975)	$(1,945)	$14,942,195
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$137,852	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2020, are as follows:
South Africa	14.3%
Poland	12.0%
Czech Republic	11.6%
Indonesia	10.4%
Thailand	9.0%
Mexico	7.9%
Russia	6.6%
Malaysia	5.9%
United States	(7.2)%
Other Countries	29.5%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.